COVERTIBLE DEBTS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
COVERTIBLE DEBTS
CONVERTIBLE DEBTS

NOTE 8 – CONVERTIBLE DEBTS

(a)

On November 10, 2020, the Company issued a convertible debt in the principal amount of $20,000 each in exchange for cash. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and has a maturity date of May 10, 2021. The carrying value of beneficial conversion features not considered to be derivative instruments were determined by allocating the intrinsic value of the conversion features from proceeds. As a result, total proceeds of $20,000 were allocated to the beneficial conversion feature, recorded as equity portions of convertible debt and there were no remaining proceeds available for allocation to the liability portion of the convertible debt. The convertible debt was discounted by the amounts allocated to the conversion features.

On April 22, 2021, the Company renegotiated the terms of the convertible debt in exchange for a new convertible debt in the principal amount of $55,245 at $50,684, with $4,561 original issue discount, for additional cash proceeds of $30,000 and surrender of the convertible note previously issued. In connection with the note, the Company issued 506,838 warrants exercisable at $0.25 per share, expiring on April 22, 2023. The warrants were calculated to have a relative fair value of $44,088. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days elapsed, is convertible at $0.10 per 1 common share, and matures on January 22, 2022. The terms of the new convertible debt were substantially different and deemed extinguished resulting in a gain of $18,049 recorded on extinguishment of convertible debt.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion feature not considered to be a derivative instrument was determined by allocating $5,912 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after deducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt.

On December 31, 2021 the outstanding balance of the convertible debt and accrued interest was converted in exchange for 583,936 common shares at a conversion price of $0.10 per share for a total value of $58,394. As at March 21, 2022, the carrying value of this convertible debt was $nil (June 30, 2021 - $14,374).

(b)

On November 10, 2020, the Company issued a convertible debt in the principal amount of $20,000 in exchange for cash. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and has a maturity date of May 10, 2021. The carrying value of beneficial conversion features not considered to be derivative instruments were determined by allocating the intrinsic value of the conversion features from proceeds. As a result, total proceeds of $20,000 were allocated to the beneficial conversion feature, recorded as equity portions of convertible debt and there were no remaining proceeds available for allocation to the liability portion of the convertible debt. The convertible debt was discounted by the amounts allocated to the conversion features.

On April 28, 2021, the Company renegotiated the terms of the convertible debt in exchange for a new convertible debt in the principal amount of $33,508 at $30,741, with $2,767 original issue discount, for additional cash proceeds of $10,000 and surrender of the convertible note previously issued. In connection with the note, the Company issued 307,408 warrants exercisable at $0.25 per share, expiring on April 28, 2023. The warrants were calculated to have a relative fair value of $25,745. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days elapsed, is convertible at $0.10 per 1 common share, and matures on January 28, 2022. The terms of the new convertible debt were substantially different and deemed extinguished resulting in a gain of $18,682 recorded on extinguishment of convertible debt.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $4,255 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after deducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt.

On December 31, 2021 the outstanding balance of the convertible debt and accrued interest was converted in exchange for 353,215 common shares at a conversion price of $0.10 per share for a total value of $35,321. As at March 31, 2022, the carrying value of this convertible debt was $nil (June 30, 2021 - $8,247).

NOTE 8 – CONVERTIBLE DEBTS

(a) On November 10, 2020, the Company issued a convertible debt in the principal amount of $20,000 each in exchange for cash. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and has a maturity date of May 10, 2021. The carrying value of beneficial conversion features not considered to be derivative instruments were determined by allocating the intrinsic value of the conversion features from proceeds. As a result, total proceeds of $20,000 were allocated to the beneficial conversion feature, recorded as equity portions of convertible debt and there were no remaining proceeds available for allocation to the liability portion of the convertible debt. The convertible debt was discounted by the amounts allocated to the conversion features.

On April 22, 2021, the Company renegotiated the terms of the convertible debt in exchange for a new convertible debt in the principal amount of $55,245 at $50,684, with $4,561 original issue discount, for additional cash proceeds of $30,000 and surrender of the convertible note previously issued. In connection with the note, the Company issued 506,838 warrants exercisable at $0.25 per share, expiring on April 22, 2023. The warrants were calculated to have a relative fair value of $44,088. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days elapsed, is convertible at $0.10 per 1 common share, and matures on January 22, 2022. The terms of the new convertible debt were substantially different and deemed extinguished resulting in a gain of $18,049 recorded on extinguishment of convertible debt.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $5,912 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after deducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt. As at June 30, 2021, the carrying value of this convertible debt was $14,374 (June 30, 2020 - $Nil) net of $40,871 unamortized discounts.

(b) On November 10, 2020, the Company issued a convertible debt in the principal amount of $20,000 each in exchange for cash. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and has a maturity date of May 10, 2021. The carrying value of beneficial conversion features not considered to be derivative instruments were determined by allocating the intrinsic value of the conversion features from proceeds. As a result, total proceeds of $20,000 were allocated to the beneficial conversion feature, recorded as equity portions of convertible debt and there were no remaining proceeds available for allocation to the liability portion of the convertible debt. The convertible debt was discounted by the amounts allocated to the conversion features.

On April 28, 2021, the Company renegotiated the terms of the convertible debt in exchange for a new convertible debt in the principal amount of $33,508 at $30,741, with $$2,767 original issue discount, for additional cash proceeds of $10,000 and surrender of the convertible note previously issued. In connection with the note, the Company issued 307,408 warrants exercisable at $0.25 per share, expiring on April 28, 2023. The warrants were calculated to have a relative fair value of $25,745. The convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days elapsed, is convertible at $0.10 per 1 common share, and matures on January 28, 2022. The terms of the new convertible debt were substantially different and deemed extinguished resulting in a gain of $18,682 recorded on extinguishment of convertible debt.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $4,255 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after deducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt. As at June 30, 2021, the carrying value of this convertible debt was $8,247 (June 30, 2020 - $Nil) net of $25,261 unamortized discounts.

(c) On December 28, 2020, the Company entered into a securities purchase agreement with a non-related party. Pursuant to this agreement, the Company issued a convertible debt in the principal amount of $120,000 at $110,000 with $10,000 original issue discount. In connection with this note, the Company paid an additional $15,000 in cash transaction costs, issued 110,000 common shares valued at $11,000 in transaction costs, and issued 1,100,000 warrants exercisable at $0.25 per share, expiring on December 28, 2022. The warrants were calculated to have a fair value of $67,555, which was reduced by the equity components of the transaction costs of $20,657, leaving a value of $46,898 as at March 31, 2021. This convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and matures on September 28, 2021.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $41,961 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after conducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt.

On June 18, 2021, the Company settled the convertible debt with a payment of $165,360 resulting in a loss on settlement of convertible debt of $41,037.

(d) On March 25, 2021, the Company entered into a securities purchase agreement with a non-related party. Pursuant to this agreement, the Company issued a convertible debt in the principal amount of $120,000 at $110,000 with $10,000 original issue discount. In connection with this note, the Company paid an additional $13,250 in cash transactions, issued 88,000 common shares valued at $22,000 in transaction costs, and issued 1,100,000 warrants exercisable at $0.25 per share, expiring on March 25, 2023. The warrants were calculated to have a fair value of $74,026, which was reduced by the equity components of the transaction costs of $32,106, leaving a value of $41,920 as at March 31, 2021. This convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and matures in nine months on December 25, 2021.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $42,492 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after conducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt.

On June 29, 2021, the Company settled the convertible debt with a payment of $146,880 resulting in a loss on settlement of convertible debt of $56,452.